Long Term Debt (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Unamortized deferred financing costs
Unamortized deferred financing costs	$ 6,259	$ 6,029
OLLC [Member]
Unamortized deferred financing costs
Unamortized deferred financing costs	3,359	2,521
WHT Assets [Member]
Unamortized deferred financing costs
Unamortized deferred financing costs	1,419	1,834
REO [Member]
Unamortized deferred financing costs
Unamortized deferred financing costs		446
Stanolind [Member]
Unamortized deferred financing costs
Unamortized deferred financing costs	580	136
Boaz [Member]
Unamortized deferred financing costs
Unamortized deferred financing costs	153	113
Crown [Member]
Unamortized deferred financing costs
Unamortized deferred financing costs	96	75
Tanos [Member]
Unamortized deferred financing costs
Unamortized deferred financing costs	416	623
Propel Energy [Member]
Unamortized deferred financing costs
Unamortized deferred financing costs	$ 236	$ 281